Submission	Nov. 13, 2026
Submission [Line Items]
Central Index Key	0000918251
Registrant Name	Motorcar Parts of America, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES